Background - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stock, shares outstanding	0	0
Common stock, shares authorized			42,000,000
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001
Non-voting Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	12,850,259	12,850,259	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
IPO
Subsidiary, Sale of Stock [Line Items]
Net proceeds from issuance of common stock		$ 166.6
Common stock, shares authorized	500,000,000	500,000,000
IPO | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued and sold	9,573,750
Public offering price	$ 19.00	$ 19.00
Net proceeds from issuance of common stock	$ 166.6